CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,461	$ 10,000	¥ 109,916
Restricted cash	33,837	5,310	29,829
Time deposits			45,674
Accounts and notes receivable, net	47,951	7,525	66,126
Prepayment and other current assets, net	60,460	9,487	59,856
Total current assets	205,709	32,280	311,401
Non-current assets:
Property, equipment and software, net	3,467	544	5,708
Intangible assets, net	17,711	2,779	21,821
Operating lease right-of-use assets	5,104	801	10,801
Long-term investments	5,357	841	8,949
Goodwill	115,414	18,111	115,414
Other non-current assets	313	49	313
Total non-current assets	147,366	23,125	163,006
Total assets	353,075	55,405	474,407
Current liabilities:
Accounts payable	29,577	4,641	21,794
Advance from customers	15,401	2,417	21,466
Salary and welfare benefits payable	39,870	6,256	57,996
Short-term borrowings	7,000	1,098
Other taxes payable	21,822	3,424	22,992
Current portion of deferred revenue	4,139	649	4,054
Short-term operating lease liabilities	2,589	406	5,911
Guarantee liabilities	4,073	639	387
Other current liabilities	27,313	4,286	41,564
Total current liabilities	151,784	23,816	176,164
Non-current liabilities:
Non-current portion of deferred revenue (including non-current portion of deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB185 and RMB 98 as of December 31, 2020 and 2021, respectively)	98	15	185
Deferred tax liability (including deferred tax liability of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2020 and 2021, respectively)	5,451	856	5,451
Long-term operating lease liabilities (including long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB978 and nil as of December 31, 2020 and 2021, respectively)	1,475	231	4,048
Other non-current liabilities (including other non-current liabilities of the consolidated variable in VIEs without recourse to theprimary beneficiary of nil and nil as of December 31, 2020 and 2021,respectively)	957	150	1,498
Total non-current liabilities	7,981	1,252	11,182
Total liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary. See Note 1)	159,765	25,068	187,346
Commitments and contingencies
Shareholders' equity:
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2020 and 2021, respectively)	(45,886)	(7,200)	(45,886)
Additional paid-in capital	1,231,135	193,192	1,221,339
Accumulated deficit	(983,600)	(154,355)	(881,700)
Accumulated other comprehensive loss	(7,408)	(1,161)	(5,805)
Total TuanChe Limited shareholders' equity	194,413	30,510	288,164
Non-controlling interests	(1,103)	(173)	(1,103)
Total shareholders' equity	193,310	30,337	287,061
TOTAL LIABILITIES AND EQUITY	353,075	55,405	474,407
Class A ordinary shares
Shareholders' equity:
Ordinary shares	182	29	181
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 35	$ 5	¥ 35